Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Abstract]
Total amounts of taxable temporary differences relating to investments in subsidiaries and associates and joint ventures for which deferred tax liabilities are not recognized	¥ 8,472	¥ 6,190